Earnings per share	3 Months Ended
Jan. 31, 2022
Text Block [Abstract]
Earnings per share

Note 9 Earnings per share

	For the three months ended
(Millions of Canadian dollars, except share and per share amounts)	January 31 2022	January 31 2021
Basic earnings per share
Net income	$4,095	$3,847
Dividends on preferred shares and distributions on other equity instruments	(54)	(58)
Net income attributable to non-controlling interests	(2)	(2)
Net income available to common shareholders	$4,039	$3,787
Weighted average number of common shares (in thousands)	1,421,807	1,423,350
Basic earnings per share (in dollars)	$2.84	$2.66
Diluted earnings per share
Net income available to common shareholders	$4,039	$3,787
Weighted average number of common shares (in thousands)	1,421,807	1,423,350
Stock options (1)	2,195	1,188
Issuable under other share-based compensation plans	600	742
Average number of diluted common shares (in thousands)	1,424,602	1,425,280
Diluted earnings per share (in dollars)	$2.84	$2.66

(1)	The dilutive effect of stock options was calculated using the treasury stock method. When the exercise price of options outstanding is greater than the average market price of our common shares, the options are excluded from the calculation of diluted earnings per share. For the three months ended January 31, 2022, no outstanding options were excluded from the calculation of diluted earnings per share. For the three months ended January 31, 2021, an average of 1,690,512 outstanding options with an average exercise price of $105.17 were excluded from the calculation of diluted earnings per share.